Accounts Receivable	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

At December 31, 2021 and 2020, accounts receivable consisted of the following:

	December 31, 2021	December 31, 2020
Accounts receivable	$27,430,537	$32,357,692
Less: allowance for doubtful accounts	(568,710)	(411,131)
	$26,861,827	$31,946,561

The Company reviews the accounts receivable on a periodic basis and makes general and specific allowance when there is doubt as to the collectability of an individual balance.

Bad debt expense was $178,244, $380,866, and $8,050 for the years ended December 31, 2021, 2020 and 2019, respectively.